Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of office spaces and an operating leases
As of and for the Three Months Ended March 31, 2023

Operating Lease Expense - net	$98,426

Additional Lease Information:
Weighted average remaining lease term-operating leases (in years)	2.0
Weighted average discount rate-operating leases	7%

Future minimum lease payments under non-cancellable leases as of March 31, 2023, were as follows:

April 1, 2023 to March 31, 2024	$445,381
April 1, 2024 to March 31, 2025	276,358
April 1, 2025 to September 30,2025	197,940
Total future minimum lease payments	$919,679
Less portion representing interest	(20,000)
Less current portion of lease obligations	(568,531)
Long term portion of lease obligations	$331,148